PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 99.3	$ 108.8
Additions	26.7	8.0
Disposals	(1.7)	(1.0)
Impairments	0.0	(4.1)
Depreciation provided during the year	(9.4)	(10.7)
Exchange realignment	1.4	(1.7)
Transfers	0.0	0.0
Property, plant and equipment, ending balance	116.3	99.3
Impairment loss recognised in profit or loss, right-of-use assets	1.0	0.3
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	143.0	143.7
Property, plant and equipment, ending balance	169.8	143.0
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(43.7)	(34.9)
Property, plant and equipment, ending balance	(53.5)	(43.7)
Freehold land
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	2.9	2.9
Additions	0.0	0.0
Disposals	0.0	0.0
Impairments	0.0	0.0
Depreciation provided during the year	0.0	0.0
Exchange realignment	0.0	0.0
Transfers	0.0	0.0
Property, plant and equipment, ending balance	2.9	2.9
Freehold land | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	2.9	2.9
Property, plant and equipment, ending balance	2.9	2.9
Freehold land | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0.0	0.0
Property, plant and equipment, ending balance	0.0	0.0
Buildings
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	59.8	61.7
Additions		0.5
Disposals	0.0	0.0
Impairments	0.0	0.0
Depreciation provided during the year	(1.9)	(1.9)
Exchange realignment	0.3	(0.8)
Transfers	0.2	0.3
Property, plant and equipment, ending balance	58.4	59.8
Buildings | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	65.5	65.5
Property, plant and equipment, ending balance	66.0	65.5
Buildings | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(5.7)	(3.8)
Property, plant and equipment, ending balance	(7.6)	(5.7)
Leasehold improvement
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	11.2	14.8
Additions	2.4	0.0
Disposals	(1.5)	(0.8)
Impairments	0.0	(0.5)
Depreciation provided during the year	(1.9)	(2.4)
Exchange realignment	0.6	(0.4)
Transfers	0.3	0.5
Property, plant and equipment, ending balance	11.1	11.2
Leasehold improvement | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	21.3	23.1
Property, plant and equipment, ending balance	22.6	21.3
Leasehold improvement | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(10.1)	(8.3)
Property, plant and equipment, ending balance	(11.5)	(10.1)
Machinery and equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	20.2	25.3
Additions	10.5	0.9
Disposals	(0.2)	(0.2)
Impairments	0.0	(3.6)
Depreciation provided during the year	(5.1)	(5.8)
Exchange realignment	0.3	(0.4)
Transfers	0.9	4.0
Property, plant and equipment, ending balance	26.6	20.2
Machinery and equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	45.0	45.5
Property, plant and equipment, ending balance	57.5	45.0
Machinery and equipment | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(24.8)	(20.2)
Property, plant and equipment, ending balance	(30.9)	(24.8)
Other
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0.8	1.1
Additions	2.1	0.1
Disposals	0.0	0.0
Impairments	0.0	0.0
Depreciation provided during the year	(0.5)	(0.6)
Exchange realignment	0.1	0.0
Transfers	0.6	0.2
Property, plant and equipment, ending balance	3.1	0.8
Other | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	3.9	3.7
Property, plant and equipment, ending balance	6.6	3.9
Other | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(3.1)	(2.6)
Property, plant and equipment, ending balance	(3.5)	(3.1)
Construction in progress
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	4.4	3.0
Additions	11.7	6.5
Disposals	0.0	0.0
Impairments	0.0	0.0
Depreciation provided during the year	0.0	0.0
Exchange realignment	0.1	(0.1)
Transfers	(2.0)	(5.0)
Property, plant and equipment, ending balance	14.2	4.4
Construction in progress | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	4.4	3.0
Property, plant and equipment, ending balance	14.2	4.4
Construction in progress | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0.0	0.0
Property, plant and equipment, ending balance	$ 0.0	$ 0.0